Prepaid expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Prepaid expenses
Solo deposit	$ 10,731,551	$ 4,734,914
Battery cell deposit	4,430,130	6,121,372
Battery deposit	100,207	100,207
Parts deposit	94,627	227,366
Prepaid insurance	98,390	2,027,001
Prepaid rent and security deposit	501,957	444,976
Other prepaid expenses	1,130,811	772,281
Total	$ 17,087,673	$ 14,428,117